SUPPLEMENTAL BALANCE SHEET DISCLOSURES - Change in Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	5 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period				$ 1,600
Provision (recovery) for bad debts	$ 0		$ 0	(996)	$ 0
Balance at end of period				100	1,600
Waldencast plc
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period		$ 1,061	671	1,552	994
Provision (recovery) for bad debts		(67)	390	(996)	558
Write-off of uncollectible accounts, net		0	0	(448)	0
Balance at end of period	$ 994	$ 994	$ 1,061	$ 108	$ 1,552